Results for the year - Segment information - Total Sales and Assets by Business Segment (Details) kr in Millions	12 Months Ended
	Dec. 31, 2018 DKK (kr) segment	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 DKK (kr)
Disclosure of operating segments [line items]
Total net sales	kr 111,831	kr 111,696	kr 111,780
Cost of goods sold	17,617	17,632	17,183
Sales and distribution costs	29,397	28,340	28,377
Research and development costs	14,805	14,014	14,563
Administrative costs	3,916	3,784	3,962
Other operating income, net	1,152	1,041	737
Operating profit	kr 47,248	kr 48,967	kr 48,432
Operating margin (as a percent)	42.20%	43.80%	43.30%
Depreciation, amortisation and impairment losses expensed	kr 3,925	kr 3,182	kr 3,193
Additions to Intangible assets and Property, plant and equipment	12,326	9,791	8,267
Total assets	kr 110,769	102,355	97,539
Number of business segments | segment	2
Assets allocated to business segments
Disclosure of operating segments [line items]
Total assets	kr 89,248	76,536	69,879
Non-allocated assets
Disclosure of operating segments [line items]
Total assets	21,521	25,819	27,660
Diabetes care and obesity | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	93,904	92,877	88,949
Cost of goods sold	14,716	15,014	14,337
Sales and distribution costs	26,396	25,475	24,387
Research and development costs	12,222	11,358	11,481
Administrative costs	3,266	3,143	3,128
Other operating income, net	538	466	486
Operating profit	kr 37,842	kr 38,353	kr 36,102
Operating margin (as a percent)	40.30%	41.30%	40.60%
Depreciation, amortisation and impairment losses expensed	kr 3,210	kr 2,536	kr 2,674
Additions to Intangible assets and Property, plant and equipment	9,219	7,565	6,144
Total assets	71,706	61,542	55,081
Diabetes care and obesity | Long-acting insulin | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	20,844	22,174	21,346
Diabetes care and obesity | Tresiba | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	8,035	7,327	4,056
Diabetes care and obesity | Xultophy | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	1,614	729	207
Diabetes care and obesity | Levemir | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	11,195	14,118	17,083
Diabetes care and obesity | Premix insulin | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	10,194	10,749	10,678
Diabetes care and obesity | Ryzodeg | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	714	492	196
Diabetes care and obesity | NovoMix/NovoLog Mix | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	9,480	10,257	10,482
Diabetes care and obesity | Fast-acting insulin | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	19,353	20,124	19,945
Diabetes care and obesity | Flasp | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	590	99	0
Diabetes care and obesity | NovoRapid/NovoLog | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	18,763	20,025	19,945
Diabetes care and obesity | Human insulin | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	9,265	9,793	10,745
Diabetes care and obesity | Total insulin | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	59,656	62,840	62,714
Diabetes care and obesity | Victoza | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	24,333	23,173	20,046
Diabetes care and obesity | Ozempic | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	1,796	0	0
Diabetes care and obesity | Total GLP-1 | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	26,129	23,173	20,046
Diabetes care and obesity | Other diabetes | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	4,250	4,302	4,612
Diabetes care and obesity | Total diabetes | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	90,035	90,315	87,372
Diabetes care and obesity | Obesity (Saxenda) | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	3,869	2,562	1,577
Biopharmaceuticals | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	17,927	18,819	22,831
Cost of goods sold	2,901	2,618	2,846
Sales and distribution costs	3,001	2,865	3,990
Research and development costs	2,583	2,656	3,082
Administrative costs	650	641	834
Other operating income, net	614	575	251
Operating profit	kr 9,406	kr 10,614	kr 12,330
Operating margin (as a percent)	52.50%	56.40%	54.00%
Depreciation, amortisation and impairment losses expensed	kr 715	kr 646	kr 519
Additions to Intangible assets and Property, plant and equipment	3,107	2,226	2,123
Total assets	17,542	14,994	14,798
Biopharmaceuticals | Haemophilia | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	9,576	10,469	10,472
Biopharmaceuticals | NovoSeven | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	7,881	9,206	9,492
Biopharmaceuticals | NovoEight | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	1,354	1,103	851
Biopharmaceuticals | Growth disorders (Norditropin) | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	6,834	6,655	8,770
Biopharmaceuticals | Other biopharmaceuticals | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	kr 1,517	kr 1,695	kr 3,589